UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04611

 NAME OF REGISTRANT:                     abrdn Asia-Pacific Income
                                         Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 1900 Market St
                                         Suite 200
                                         Philadelphia, PA 19103

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Andrea Melia
                                         abrdn Inc.
                                         1900 Market Street, Suite
                                         200
                                         Philadelphia, PA 19103

 REGISTRANT'S TELEPHONE NUMBER:          800-522-5465

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


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abrdn Asia-Pacific Income Fund, Inc.
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         abrdn Asia-Pacific Income Fund, Inc.
By (Signature)       /s/ Christian Pittard
Name                 Christian Pittard
Title                President
Date                 08/26/2022